RELATED PARTIES	6 Months Ended
Jun. 30, 2013
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 11- RELATED PARTIES

Due from (to) related parties

Amounts due from related parties are principally for advances in the normal course of business for parts and supplies used in manufacturing.

Amount due from related parties are as follows:
	June 30, 2013	December 31, 2012
Sanmen Branch of Zhejiang UFO Automobile Manufacturing Co., Ltd	$4,301	$3,093
ZAP Hangzhou	128	-
Total	$4,429	$3,093

Amount due to related parties are follows:
	June 30, 2013	December 31, 2012
Jonway Group	$3,203	$122
Jonway Motor Cycle	261	181
Taizhou Huadu	603	431
Shanghai Zapple	--	36
ZAP Hangzhou	--	147
Betterworld	165	152
Cathaya Capital	148	90
Total	$4,380	$1,159

Promissory notes and Down Payment on Convertible Note from Jonway Group

On December 11, 2011, ZAP entered into a Down Payment Convertible Note agreement with Jonway Group pursuant to which ZAP may borrow $3 million for the production of seventy-five Alias electric vehicles to be delivered and sold in 2012.  The unpaid principal amount of the note bears interest at a rate per annum equal to 8%, calculated on the basis of a 365 day year and the actual number of days lapsed.  Upon the completion of selling seventy-five Alias vehicles, ZAP will repay the unpaid principal, together with any then unpaid and accrued interest, on or before December 31, 2012.  Repayment shall be made at the option of Jonway Group in the form of either cash or ZAP's Common Stock priced as of the date the principal was deposited into Jonway's bank account on behalf of ZAP. As of June 30, 2013, no advance has been made to ZAP from Jonway Group.

Transactions with Jonway Group

Jonway Group is considered a related party as the Wang Family, one of the shareholders of the Company, has controlling interests in Jonway Group. Jonway Group supplies some of the plastic spare parts to Jonway and gave guarantees on Jonway short term bank facilities from China-based banks. For the six months ended June 30, 2013 and 2012, Jonway made purchases from Jonway Group of $671,000 and $766,000. For the three months ended June 30, 2013 and 2012, Jonway made purchases from Jonway Group of 355,000 and $429,999.

Jonway Agreement with Zhejiang UFO

                 Based on a contract by and among Zhejiang UFO, Jonway Group and Jonway dated as of January 1, 2006, Zhejiang UFO has authorized Jonway to operate its Sanmen Branch to assemble and sell UFO branded SUVs for a period of 10 years starting from January 1, 2006.

According to the contract, Jonway shall pay Zhejiang UFO a variable contractual fee which is calculated based on the number of SUVs that Jonway assembles in the Sanmen Branch every year, at the following historical rates:

The first 3,000 vehicles	$44 per vehicle

Vehicles from 3,001 to 5,000	$30 per vehicle

Vehicles over 5,000	$22 per vehicle

Zhejiang UFO is considered a related party because the Wang Family, who are shareholders of Jonway, has certain non-controlling equity interests in Zhejiang UFO. Jonway has obligation to pay such fees based on the number of SUVs assembled by Zhejiang UFO.

Other Related Party Transactions

For the six months ended June 30, 2013 and 2012, Jonway purchased spare parts at the amount of $725,000 and $672,000 from Taizhou Huadu, respectively.  For the three months ended June 30, 2013 and 2012, Jonway purchased spare parts at the amount of $484,000 and $473,000 from Taihou Huadu.